Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization and Description of Business
7. Derivative Liabilities

4. Derivative Liabilities

During the three months ended March 31, 2022 and during the year ended December 31, 2021, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 3). During the three months ended March 31, 2022 and during year ended December 31, 2021, the Company also issued series A preferred stock with variable exercise prices based on market rates (see Note 6). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the three months ended March 31, 2022, assuming no expected dividends:

March 31, 2022
Expected volatility	135 - 275%
Risk free interest rate	0.05 – 0.15%
Expected life (in years)	0 - 1.50

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of March 31, 2022.

Level 3 Carrying Value as of March 31, 2022
Derivative liabilities:
Embedded conversion feature - convertible debt	$38,189
Embedded conversion feature - preferred stock	66,481
$104,670

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

For The Three Months Ended March 31, 2022
Embedded Conversion Features - Convertible Debt
Balances, as of the beginning of the year	$51,131
Derivative liabilities recorded upon issuance of convertible debt	-
Derivative liabilities derecognized upon debt conversion	-
Net changes in fair value included in net loss	(12,942)
Ending balance	$38,189

Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	$85,771
Derivative liabilities recorded upon issuance of preferred stock	57,218
Derivative liabilities derecognized upon preferred stock conversion	(49,876)
Net changes in fair value included in net loss	(26,632)
Ending balance	$66,481

Total ending balance	$104,670

7. Derivative Liabilities

During the years ended December 31, 2021 and 2020, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 6) and convertible series A preferred stock with variable exercise prices based on market rates (see Note 9). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the years ended December 31, 2021 and 2020, assuming no expected dividends:

	2021	2020
Expected volatility	135-275%	271 – 322%
Risk free interest rate	0.05-0.15%	0.3% - 1.41%
Expected life (in years)	0-1.5	0.5 – 1.5

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of December 31, 2021 and 2020.

	Level 3 Carrying Value as of December 31, 2021	Level 3 Carrying Value as of December 31, 2020
Derivative liabilities:
Embedded conversion feature – convertible debt	$51,131	$97,024
Embedded conversion feature – preferred stock	85,771	92,751
	$136,902	$189,775

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For The Year Ended December 31, 2021	For The Year Ended December 31, 2020
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$97,024	$87,571
Derivative liabilities recorded upon issuance of debt instruments	-	301,351
Extinguishment due to conversion of debt instruments	(8,994)	(1,448,326)
Net changes in fair value included in net loss	(36,989)	1,156,428
Ending balance	$51,131	$97,024

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$92,751	$4,751
Derivative liabilities recorded upon issuance of preferred stock	392,410	519,427
Extinguishment due to conversion of preferred stock	(356,951)	(340,234)
Net changes in fair value included in net loss	(42,439)	(91,193)
Ending balance	$85,771	$92,751

Total ending balance	$136,902	$189,775